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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22213

AlphaMark Investment Trust
(Exact name of registrant as specified in charter)

810 Wright’s Summit Parkway Suite 100 Ft. Wright, Kentucky	41011
(Address of principal executive offices)	(Zip code)

Benjamin V. Mollozzi, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2019

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

AlphaMark Large Cap Growth Fund

Schedule of Investments

November 30, 2019 (Unaudited)

Common Stocks - 89.7%	Shares	Value
Communication Services - 4.8%
Diversified Telecommunication Services - 2.5%
Verizon Communications, Inc.	9,912	$597,099

Interactive Media & Services - 2.3%
Alphabet, Inc. - Class C *	435	567,657

Consumer Discretionary - 12.5%
Hotels, Restaurants & Leisure - 3.0%
Marriott International, Inc. - Class A	5,282	741,381

Multi-Line Retail - 2.0%
Dollar Tree, Inc. *	5,424	496,079

Specialty Retail - 3.8%
Ross Stores, Inc.	7,871	914,217

Textiles, Apparel & Luxury Goods - 3.7%
PVH Corporation	9,380	909,485

Consumer Staples - 4.9%
Food & Staples Retailing - 1.2%
Kroger Company (The)	10,426	285,047

Personal Products - 3.7%
Estée Lauder Companies, Inc. (The) - Class A	4,687	916,168

Energy - 4.8%
Oil, Gas & Consumable Fuels - 4.8%
EOG Resources, Inc.	6,758	479,142
Marathon Petroleum Corporation	11,614	704,273
		1,183,415
Financials - 17.6%
Banks - 7.0%
Fifth Third Bancorp	26,532	801,001
Western Alliance Bancorporation	17,700	923,232
		1,724,233
Capital Markets - 6.9%
Goldman Sachs Group, Inc. (The)	3,327	736,431
Intercontinental Exchange, Inc.	10,086	949,799
		1,686,230

AlphaMark Large Cap Growth Fund

Schedule of Investments (Continued)

Common Stocks - 89.7% (Continued)	Shares	Value
Financials - 17.6% (Continued)
Thrifts & Mortgage Finance - 3.7%
New York Community Bancorp, Inc.	75,055	$894,656

Health Care - 13.4%
Biotechnology - 6.0%
Regeneron Pharmaceuticals, Inc. *	2,375	876,375
United Therapeutics Corporation *	6,350	585,851
		1,462,226
Health Care Providers & Services - 3.0%
WellCare Health Plans, Inc. *	2,250	724,657

Life Sciences Tools & Services - 2.6%
Thermo Fisher Scientific, Inc.	2,006	629,784

Pharmaceuticals - 1.8%
Bristol-Myers Squibb Company	8,000	455,520

Industrials - 8.3%
Aerospace & Defense - 2.6%
General Dynamics Corporation	3,570	648,812

Airlines - 2.4%
Alaska Air Group, Inc.	8,364	577,200

Commercial Services & Supplies - 3.3%
Waste Management, Inc.	7,130	805,048

Information Technology - 15.7%
Communications Equipment - 4.0%
Arista Networks, Inc. *	2,604	508,119
Nokia Corporation - ADR	133,491	467,218
		975,337
Electronic Equipment, Instruments & Components - 4.7%
Amphenol Corporation - Class A	7,292	758,368
Zebra Technologies Corporation - Class A *	1,605	402,759
		1,161,127
IT Services - 7.0%
Global Payments, Inc.	6,104	1,105,434
Leidos Holdings, Inc.	6,568	596,637
		1,702,071

AlphaMark Large Cap Growth Fund

Schedule of Investments (Continued)

Common Stocks - 89.7% (Continued)	Shares	Value
Materials - 7.7%
Chemicals - 4.1%
Celanese Corporation	4,640	$582,645
Eastman Chemical Company	5,183	406,192
		988,837
Containers & Packaging - 3.6%
Packaging Corporation of America	7,905	884,569

Total Common Stocks (Cost $16,606,682)		$21,930,855

Rights - 0.1%	Shares	Value
Health Care - 0.1%
Pharmaceuticals- 0.1%
Bristol-Myers Squibb Company * (Cost $18,080)	8,000	$17,200

Exchange-Traded Funds - 2.4%	Shares	Value
Communication Services Select Sector SPDR Fund (Cost $560,742)	11,367	$597,450

Money Market Funds - 7.8%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 1.53% (a) (Cost $1,906,985)	1,906,985	$1,906,985

Total Investments at Value - 100.0% (Cost $19,092,489)		$24,452,490

Other Assets in Excess of Liabilities - 0.0% (b)		9,509

Total Net Assets - 100.0%		$24,461,999

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of November 30, 2019.
(b)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedule of Investments.

AlphaMark Large Cap Growth Fund

Notes to Schedule of Investments

November 30, 2019 (Unaudited)

1. Securities Valuation

The portfolio securities of AlphaMark Large Cap Growth Fund (the “Fund”) are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities, including common stocks and exchange-traded funds, which are traded on stock exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded, or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if not traded on a particular day, at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the mean of the closing bid and ask prices. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$21,930,855	$-	$-	$21,930,855
Rights	17,200	-	-	17,200
Exchange-Traded Funds	597,450	-	-	597,450
Money Market Funds	1,906,985	-	-	1,906,985
Total	$24,452,490	$-	$-	$24,452,490

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. The Fund did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended November 30, 2019.

AlphaMark Large Cap Growth Fund

Notes to Schedule of Investments (Continued)

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2019:

Tax cost of portfolio investments	$19,368,835

Gross unrealized appreciation	$6,173,460
Gross unrealized depreciation	(1,089,805)

Net unrealized appreciation	$5,083,655

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AlphaMark Investment Trust

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President

Date	December 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President

Date	December 30, 2019

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	December 30, 2019

*	Print the name and title of each signing officer under his or her signature.